SUPPLEMENT DATED SEPTEMBER 1, 2000, TO
                        PROSPECTUS DATED MAY 1, 2000 FOR
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE
           A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                    ISSUED BY
                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                                     AND ITS
                        SECURITY LIFE SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

An owner of a fixed survivorship insurance policy issued by us may be entitled to purchase a FirstLine II policy in connection with the settlement of litigation against us (a "Settlement Policy"). A Settlement Policy is issued without evidence of insurability if purchased by an exchange of a fixed survivorship insurance policy issued by us. The purchase of an additional insurance Settlement Policy is subject to our normal underwriting process. The Settlement Policy may include one or more of the reductions or waivers described under "Group or Sponsored Arrangements, or Corporate Purchasers" on page 49 of your prospectus. In addition, on behalf of the owner of a qualifying Settlement Policy as identified in the settlement agreement, we will contribute a portion of certain premium payments. Premium payments we make under a Settlement Policy are also called Credits. Credits vest immediately, become part of account value, and are not subject to refund or revocation by us.

Credits under Settlement Policies may be treated as distributions under the pre-existing life insurance policy of the owner, and reduce the owner's cost basis in the pre-existing policy, and if Credits exceed the owner's cost basis in the pre-existing policy, may be treated as currently taxable income.

We pay reduced distribution allowances for sales of Settlement Policies.

IF YOU ARE A PERSON ENTITLED TO PURCHASE A SETTLEMENT POLICY, YOU SHOULD CONSULT WITH YOUR AGENT/REGISTERED REPRESENTATIVE OR CONTACT OUR CUSTOMER SERVICE UNIT FOR ADDITIONAL INFORMATION. THIS SUPPLEMENT DOES NOT PROVIDE TAX, LEGAL OR INVESTMENT ADVICE, AND YOU SHOULD CONSULT WITH YOUR TAX ADVISER AND ATTORNEY PRIOR TO PURCHASING A SETTLEMENT POLICY.